CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Net income	¥ 818,048	¥ 106,315	¥ 75,725
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on available-for-sale securities, net of tax	11,534	(41,483)	(9,472)
Foreign currency translation adjustments, net of tax	22,695	(50,576)	(23,781)
Pension liability adjustments, net of tax	328,066	(126,915)	(24,168)
Own credit risk adjustments, net of tax	(35,187)	46,919	14,476
Total other comprehensive income (loss), net of tax	327,108	(172,055)	(42,945)
Total comprehensive income (loss)	1,145,156	(65,740)	32,780
Less: Total comprehensive income (loss) attributable to noncontrolling interests	235,784	(43,472)	(8,960)
Total comprehensive income (loss) attributable to MHFG shareholders	¥ 909,372	¥ (22,268)	¥ 41,740